Shareholder Report, Average Annual Return (Details) 190954_AAM Transformers ETF_TF_TSR Annual {TF}	12 Months Ended	40 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
AAM Transformers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Transformers ETF NAV
Average Annual Return, Percent	44.93%	25.51%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	20.71%
Pence Transformers Index Net Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pence Transformers Index Net Total Return
Average Annual Return, Percent	45.56%	26.11%